Major Customers and Geographic Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Major Customers and Geographic Information

NOTE 13:-	MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company manages its business on the basis of one reportable segment, and derives revenues from develops, manufactures and sells land radar for defense forces and border protection applications, avionics equipment and aviation data acquisition and debriefing systems (see Note 1 above for a brief description of the Company’s business).

b.	Revenues by geographic areas:

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Year ended December 31,
	2018	2017	2016

North America	$11,686	$14,446	$1,553
Israel	10,446	6,363	7,358
Asia	3,093	4,372	2,499
South America	1,206	514	1,289
Europe	1,601	281	122
Australia	-	206	-

Total	$28,032	$26,182	$12,821

c.	Major customers:

Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Year ended December 31,
	2018	2017	2016
	%

Customer A	7	7	20
Customer B	5	9	17
Customer C	11	2	16
Customer D	4	3	13
Customer E	11	5	11
Customer F	6	13	6
Customer G	4	35	1
Customer H	12	3	1
Customer I	12	-	-

d.	Long-lived assets (property, plant and equipment) by geographic areas:

	December 31,
	2018	2017

Israel	$4,318	$3,915
China	-	319
USA	314	-

	$4,632	$4,234